Net Loss Per Share (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) - $ / shares	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Net Loss Per Share (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Net loss per share,diluted	$ (0.26)	$ (0.92)
Class A
Net Loss Per Share (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Net loss per share,diluted	(0.26)	(0.92)
Class B
Net Loss Per Share (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Net loss per share,diluted	$ (0.26)	$ (0.92)